Schedule of Estimated Future Minimum Lease Payment (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 19,615
2020	18,928
2021	18,222
2022	15,674
2023	13,865
Thereafter	65,111
Total	$ 151,415